Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Schedule of amortized cost and fair value of debt securities classified as available-for-sale
(in thousands)	Total Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and federal agency obligations	$13,667	$0	$(303)	$13,364
Government sponsored enterprises	32,786	2	(329)	32,459
Obligations of states and political subdivisions	42,666	123	(757)	42,032
Mortgage-backed securities:
Residential - government agencies	127,527	124	(1,995)	125,656
Commercial - government agencies	989	12	0	1,001
Total mortgage-backed securities	128,516	136	(1,995)	126,657
Total available-for-sale securities	$217,635	$261	$(3,384)	$214,512

December 31, 2015
Government sponsored enterprises	$73,605	$127	$(235)	$73,497
Obligations of states and political subdivisions	32,224	493	(11)	32,706
Mortgage-backed securities:
Residential - government agencies	129,193	432	(1,768)	127,857
Commercial - government agencies	986	8	0	994
Total mortgage-backed securities	130,179	440	(1,768)	128,851
Total available-for-sale securities	$236,008	$1,060	$(2,014)	$235,054

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity
(in thousands)	Amortized cost	Fair value
Due in one year or less	$4,725	$4,726
Due after one year through five years	48,405	47,973
Due after five years through ten years	29,363	28,626
Due after ten years	6,626	6,530
Total	89,119	87,855
Mortgage-backed securities	128,516	126,657
Total available for sale securities	$217,635	$214,512

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total	Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2016
U.S. government and federal agency obligations	$13,365	$(303)	$0	$0	$13,365	$(303)
Government sponsored enterprises	29,432	(329)	0	0	29,432	(329)
Obligations of states and political subdivisions	32,318	(757)	0	0	32,318	(757)
Mortgage-backed securities:
Residential - government agencies	109,772	(1,848)	3,742	(147)	113,514	(1,995)
Total	$184,887	$(3,237)	$3,742	$(147)	$188,629	$(3,384)
(in thousands)
At December 31, 2015
Government sponsored enterprises	$43,539	$(222)	$1,002	$(13)	$44,541	$(235)
Obligations of states and political subdivisions	2,571	(6)	718	(5)	3,289	(11)
Mortgage-backed securities:
Residential - government agencies	56,095	(620)	43,576	(1,148)	99,671	(1,768)
Total	$102,205	$(848)	$45,296	$(1,166)	$147,501	$(2,014)

Schedule of components of investment securities gains (losses), which are recognized in earnings
(in thousands)	2016	2015	2014
Gains realized on sales	$623	$8	$86
Losses realized on sales	(21)	0	(66)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$602	$8	$20